BUSINESS AND ASSET ACQUISITIONS (Details)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Business And Asset Acquisitions Details
Closing Consideration Shares | shares	12,947,657
Closing Consideration Shares, FMV | $	$ 2,071,625
ANDA Consideration Shares | shares	12,947,655
ANDA Consideration Shares, FMV | $	$ 1,657,300
Total | shares	25,895,312
Total, FMV | $	$ 3,728,925